Nature of operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accounts Receivable

Accounts receivable consisted of the following at December 31:

	2012	2011
Joint interests	$19,282	$16,926
Accrued oil and natural gas sales	50,814	47,667
Derivative settlements	8,013	449
Other	472	380
Allowance for doubtful accounts	(1,274)	(634)

	$77,307	$64,788

Components of Inventories

Inventories consisted of the following at December 31:

	2012	2011
Equipment inventory	$8,047	$6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)

	$10,510	$8,641

Schedule of Estimated Useful Lives for Property and Equipment

Estimated useful lives are as follows:

Furniture and fixtures	10 years
Automobiles and trucks	5 years
Machinery and equipment	10 - 20 years
Office and computer equipment	5 - 10 years
Building and improvements	10 - 40 years